Share-Based Compensation - Summary of Restricted Stock Unit Activity (Details) - RSUs - 2022 Equity Incentive Plan - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, RSUs Outstanding, Beginning balance	1,622,840	3,887,750
Shares, Granted		85,040
Shares, Forfeited		(296,250)
Shares, Vested	(426,208)	(2,053,700)
Shares, RSUs Outstanding, Ending balance	1,196,632	1,622,840
Weighted-Average Grant-Date Fair Value, RSUs Outstanding, Beginning balance	$ 9.41	$ 8.85
Weighted-Average Grant-Date Fair Value, Granted		4
Weighted-Average Grant-Date Fair Value, Forfeited		8.71
Weighted-Average Grant-Date Fair Value, Vested	9.93	8.24
Weighted-Average Grant-Date Fair Value, RSUs Outstanding, Ending balance	$ 9.23	$ 9.41